Income Taxes (Details) - Schedule of Effective Reconciliation of the Federal Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective reconciliation of the Federal Income Tax Rate [Abstract]
Statutory tax rate	10.60%	10.60%	10.60%
Effect of temporary differences	(3.60%)	(4.80%)	(3.60%)
Change in valuation allowance on deferred tax assets	(7.00%)	(5.80%)	(7.00%)
Effective tax rate	0.00%	0.00%	0.00%